Stock Options (Tables)	12 Months Ended
Dec. 31, 2015
Stock Options
Schedule of Black-Scholes-Merton option valuation model assumptions

	2015	2014
Expected Life (Years)	7.61	7.63
Dividend yield	2.36%	2.01%
Interest rate	1.91%	2.28%
Volatility	46.52%	47.36%

Summary of option activity under stock option plans

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term (years)	value ($)
				(in Thousands)
Options outstanding at December 31, 2014	993,889	$18.94
Plus: Options granted	56,500	24.24
Less:
Options exercised	82,241	17.15
Options expired	44,075	26.73
Options forfeited	52,346	18.52
Options outstanding at December 31, 2015	871,727	19.08	6.66	$5,769
Options fully vested and exercisable at December 31, 2015	212,821	$13.99	3.38	$2,492

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2015	2014	2013
Weighted average grant date fair value of stock options granted	$9.42	$9.07	$9.05
Total fair value of stock options vested	$872,000	$376,000	$480,000
Total intrinsic value of stock options exercised	$781,000	$468,000	$171,000